ORGANIZATION AND BUSINESS BACKGROUND	6 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS BACKGROUND
NOTE 1 -     ORGANIZATION AND BUSINESS BACKGROUND
Hollysys Automation Technologies Ltd. (“Hollysys” or the “Company”) was established under the laws of the British Virgin Islands (“BVI”) on February 6, 2006.
As of December 31, 2019, the Company had subsidiaries incorporated in countries and jurisdictions including the People’s Republic of China (“PRC”), Singapore, Malaysia, Macau, Hong Kong,

BVI
, India and Indonesia.
The Company makes a determination at the inception of each arrangement whether an entity in which the Company has made an investment or in which the Company has other variable interests is considered a variable interest entity (“VIE”). The Company consolidates a VIE when it is deemed to be the primary beneficiary. The primary beneficiary of a VIE is the party that meets both of the following criteria: (i) has the power to make decisions that most significantly affect the economic performance of the VIE; and (ii) has the obligation to absorb losses or the right to receive benefits that in either case could potentially be significant to the VIE. Periodically, the Company determines whether any changes occurred requiring a reassessment of whether it is the primary beneficiary of a VIE. If the Company is not deemed to be the primary beneficiary in a VIE, the investment or other variable interests in a VIE is accounted for in accordance with applicable GAAP.
In November 2015, Concord Electrical Contracting Ltd (“CECL“) was established in Doha, Qatar, by Concord Corporation Pte. Ltd. (“CCPL”), a wholly-owned subsidiary of the Company incorporated under the laws of Singapore, and a Qatar citizen as a nominee shareholder, with 49% and 51% of equity interest in CECL, respectively. Through a series of contractual arrangements signed in November 2015 and September 2016, CCPL is entitled to appoint the majority of the directors of CECL who have the power to direct the activities that significantly impact CECL’s economic performance. In addition, CCPL is entitled to 95% of the variable returns or losses from CECL’s operations. In accordance with Accounting Standards Codification (“ASC”) 810,
Consolidation
, despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between CCPL and CECL through the series of contractual arrangements and CCPL is considered the primary beneficiary of CECL. CECL was concluded as a VIE of the Company and consolidated by the Company since inception.
The carrying amounts and classifications of the assets and liabilities of the VIE are as follows:

	June 30, 2019	December 31, 2019

		(Unaudited)
Current assets	$23,946	$10,008
Non-current assets	167	126

Total assets	24,113	10,134

Current liabilities	$17,776	$9,610

Total liabilities	17,776	9,610

	Six months ended December 31,
	2018	2019
	(Unaudited)	(Unaudited)
Revenue	$11,641	$365
Cost of revenue	9,443	200
Net profit	1,653	165
Net cash ( used in ) provided by operating activities	(2,004)	785
Net cash used in investing activities	—	—
Net cash provided by financing activities	—	—
As of December 31, 2019, the current assets of the VIE included amounts due from subsidiaries of the Company amounting to $2,826 (June 30, 2019: $3,506), and the current liabilities of the VIE included amounts due to subsidiaries of the Company amounting to $52 (June 30,
2019
: nil), which were all eliminated upon consolidation by the Company. Creditors of the VIE do not have recourse to the general credit of the Company for the liabilities of the VIE. The Company through CCPL is obligated to absorb the VIE’s expected losses and to provide financial support to the VIE if required. For the six months ended December 31, 2018 and 2019, the Company has not provided financial support other than which it was contractually required to provide. The Company believes that there are no assets of the VIE that can be used only to settle obligations of the VIE.
The Company, its subsidiaries and the VIE, (collectively the “Group”) are principally engaged in the manufacture, sale and provision of integrated automation systems and services, mechanical and electrical solution services and installation services in the PRC, Southeast Asia and the Middle East.